SCHEDULE I - ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY - CONDENSED STATEMENTS OF OPERATIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
STATEMENTS OF OPERATIONS
Net revenues	$ 272,145,821	$ 441,505,231	$ 177,883,105
Cost of revenue	(32,825,888)	(24,128,462)	(15,300,854)
Gross profit	239,319,933	417,376,769	162,582,251
Operating expenses:
General and administrative expenses	(17,815,839)	(15,017,499)	(16,256,192)
Research and development expenses	(34,433,316)	(29,669,615)	(26,935,497)
Sales and marketing expenses	(200,235,468)	(418,261,754)	(157,027,956)
Other operating income (loss), net	4,453,462	(2,274,507)	872,269
Total operating expenses	(248,031,161)	(465,223,375)	(199,347,376)
Loss from operations	(8,711,228)	(47,846,606)	(36,765,125)
Foreign exchange gains	(219,642)	91,335	(342,687)
Loss before income taxes and equity in earnings of subsidiaries	(13,760,309)	(47,359,642)	(36,844,347)
Net income (loss) attributed to CooTek (Cayman) Inc.	(13,877,363)	(47,366,729)	(36,846,061)
Parent company | Reportable legal entities
STATEMENTS OF OPERATIONS
Net revenues			51,152
Cost of revenue	(304,356)	(276,085)	(101,689)
Gross profit	(304,356)	(276,085)	(50,537)
Operating expenses:
General and administrative expenses	(4,516,554)	(2,607,390)	(558,078)
Research and development expenses	(2,762,190)	(3,034,240)	(2,806,588)
Sales and marketing expenses	(103,324)	(212,381)	(196,224)
Other operating income (loss), net	136,129	112,478	119,146
Total operating expenses	(7,245,939)	(5,741,533)	(3,441,744)
Loss from operations	(7,550,295)	(6,017,618)	(3,492,281)
Fair value change of derivatives	1,108,648
Interest expenses, net	(5,527,327)		(2,494)
Foreign exchange gains		3
Loss before income taxes and equity in earnings of subsidiaries	(11,968,974)	(6,017,615)	(3,494,775)
Net loss before equity in earnings of subsidiaries	(11,968,974)	(6,017,615)	(3,494,775)
Equity in income (loss) income of subsidiaries, VIEs and VIEs' subsidiaries	(1,908,389)	(41,349,114)	(33,351,286)
Net income (loss) attributed to CooTek (Cayman) Inc.	$ (13,877,363)	$ (47,366,729)	$ (36,846,061)